Fair Value of Financial Assets and Liabilities - Derivative Instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assumptions and Methodology for Assets and Liabilities [Line Items]
Volatility	91.00%	177.00%
Expected term (years)	4 years	4 years
Risk-free interest rate	1.30%	0.60%
Dividend yield	0.00%	0.00%
Exercise price	$ 0.14	$ 0.14
Common stock closing price	$ 0.21	$ 0.50
2011 [Member] | Warrant [Member]
Fair Value Assumptions and Methodology for Assets and Liabilities [Line Items]
Volatility	155.00%	155.00%
Expected term (years)	1 year 11 months 23 days	2 years 11 months 23 days
Risk-free interest rate	0.67%	0.78%
Dividend yield	0.00%	0.00%
Exercise price	$ 0.46	$ 0.46
Common stock closing price	$ 0.21	$ 0.50
June 26, 2013 [Member] | Warrant [Member]
Fair Value Assumptions and Methodology for Assets and Liabilities [Line Items]
Volatility	155.00%	152.00%
Expected term (years)	3 years 5 months 26 days	4 years 5 months 26 days
Risk-free interest rate	1.23%	1.50%
Dividend yield	0.00%	0.00%
Exercise price	$ 0.14	$ 0.14
Common stock closing price	$ 0.21	$ 0.50
July 15, 2013 [Member] | Warrant [Member]
Fair Value Assumptions and Methodology for Assets and Liabilities [Line Items]
Volatility	155.00%	151.00%
Expected term (years)	3 years 6 months 14 days	4 years 6 months 14 days
Risk-free interest rate	1.25%	1.53%
Dividend yield	0.00%	0.00%
Exercise price	$ 0.14	$ 0.14
Common stock closing price	$ 0.21	$ 0.50
December 23, 2013 [Member] | Warrant [Member]
Fair Value Assumptions and Methodology for Assets and Liabilities [Line Items]
Volatility	151.00%	164.00%
Expected term (years)	3 years 11 months 23 days	4 years 11 months 23 days
Risk-free interest rate	1.37%	1.74%
Dividend yield	0.00%	0.00%
Exercise price	$ 0.25	$ 0.25
Common stock closing price	$ 0.21	$ 0.50